Leases - Summary Of Supplemental Cash Flow Information Operating Lease (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 30, 2024	Mar. 25, 2023	Mar. 26, 2022
Summary Of Supplemental Cash Flow Information Operating Lease [Line Items]
Rent Concessions associated to base rent	$ 0.0	$ 0.2	$ 1.5
Leasehold Inducements	1.7	0.1
Accounts Receivable and other receivables [Member]
Summary Of Supplemental Cash Flow Information Operating Lease [Line Items]
Leasehold Inducements	$ 0.8	$ 0.1